Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Ordinary Share

Basic and diluted net loss per ordinary share are calculated as follows (in thousands, other than share and per share data):

	NINE MONTHS ENDED SEPTEMBER 30,
	2019	2020
Numerator:
Net loss attributable to ordinary shareholders	$(75,458)	$(39,119)
Denominator:
Weighted average number of ordinary shares used in loss per share attributable to ordinary shareholders—basic and diluted	355,634,626	536,558,283
Net loss per share attributable to ordinary shareholders—basic and diluted	$(0.21)	$(0.07)

Summary of Anti-dilutive Ordinary Share Equivalents As Converted Basis Excluded Calculation of Net Loss Per Share

The following ordinary share equivalents, presented on an as converted basis, were excluded from the calculation of net loss per share for the periods presented, as their effect is anti-dilutive:

	NINE MONTHS ENDED SEPTEMBER 30,
	2019	2020
Ordinary share warrant	500,000	500,000
Outstanding ordinary share options	34,966,338	44,990,609
Non-vested restricted stock units	-	17,175,379
Total	35,466,338	62,665,988